Financial risk management	6 Months Ended
Jun. 30, 2026
Financial risk management
Financial risk management

8.Financial risk management

The Interim Financial Information does not include all financial risk management information and disclosures required in the annual financial statements; the Interim Financial Information should be read in conjunction with the Group’s annual financial statements as at 31 December 2025. There have been no major changes in any risk management policies or processes since the previous year end.

(a)	Financial instruments by category

The aggregate carrying amounts of the Group’s financial instruments are as follows:

	30 June	31 December
	2026	2025
	US$’000	US$’000
Equity financial assets, at FVOCI	—	11,710
Equity financial assets, at FVPL	2,294	1,597
Derivative assets measured at fair value	51,104	29,011
Derivative liabilities measured at fair value	(60,369)	(24,809)
Financial assets at amortised cost	665,787	432,888
Financial liabilities at amortised cost	(1,122,810)	(1,049,304)

(b)	Estimation of fair value

IFRS 13 established a fair value hierarchy that prioritises inputs used to measure fair value. The three levels of the fair value input hierarchy defined by IFRS 13 are as follows:

(i)	quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
(ii)	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2); and
(iii)	inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
30 June 2026
Assets
Equity financial assets, at FVPL	—	—	2,294	2,294
Derivative financial instruments	—	40,227	10,877	51,104
Total assets	—	40,227	13,171	53,398

Liabilities
Derivative financial instruments	—	26,957	33,412	60,369
Total liabilities	—	26,957	33,412	60,369

31 December 2025
Assets
Equity financial assets, at FVOCI	11,710	—	—	11,710
Equity financial assets, at FVPL	—	—	1,597	1,597
Derivative financial instruments	—	9,179	19,832	29,011
Total assets	11,710	9,179	21,429	42,318

Liabilities
Derivative financial instruments	—	13,836	10,973	24,809
Total liabilities	—	13,836	10,973	24,809

8.Financial risk management (continued)

(b)	Estimation of fair value (continued)

Derivative financial assets and liabilities

The Group’s financial derivative instruments primarily relate to interest rate swaps, forward freight agreements, bunker swaps and commodity contracts measured at fair value (note 3).

Level 2 classifications primarily include exchange-traded futures including interest rate swaps, forward freight agreements, bunker swaps and commodity contracts. The fair values of interest rate swaps are calculated at the present value of estimated future cash flows based on observable yield curves. The fair values of forward freight agreements, bunker swaps and commodity contracts measured at fair value are determined using forward commodity indices at the balance sheet date.

Level 3 classifications primarily include the physical commodity contracts where the fair values are estimated using a cash flow model, based on the best information available. As the fair value estimation process involves uncertainties and significant judgement over the unobservable inputs and assumptions, the fair values of the physical commodity contracts are classified under level 3.

Non-derivative non-current financial assets and liabilities

The carrying amount of non-derivative non-current financial assets and liabilities which bear floating interest rates are assumed to approximate their fair value because of the short repricing period. There are no non-current financial assets and liabilities which do not bear floating interest rates.

Non-derivative current financial assets and liabilities

The carrying amounts of financial assets and liabilities with a maturity of less than one year are assumed to approximate their fair value because of the short period to maturity.